Income Taxes - Operating Loss and Tax Credit Carryforwards (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014
Operating Loss Carryforwards [Line Items]
Undistributed earnings of foreign subsidiaries	$ 15,840
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,042	$ 4,005
Operating loss carryforwards subject to expiration	977
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 5,453	$ 6,386